MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
Marketable Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3:- MARKETABLE SECURITIES

The following is a summary of AFS marketable securities:

	December 31, 2025
	Amortized cost	Gross unrealized losses	Fair value
Maturing within one year:
Corporate bonds	$25,966	$(281)	$25,685
Governmental bonds	1,689	(24)	1,665
Balance as of December 31, 2025	$27,655	$(305)	$27,350

	December 31, 2024
	Amortized cost	Gross unrealized losses	Fair value
Maturing within one year:
Corporate bonds	$3,241	$(22)	$3,219
Governmental bonds	-	-	-
Maturing between one to five years:
Corporate bonds	28,343	(1,250)	27,093
Governmental bonds	1,715	(83)	1,632

Balance as of December 31, 2024	$33,299	$(1,355)	$31,944

The following table presents gross unrealized losses and fair values for those investments that were in an unrealized loss position as of December 31, 2025, and the length of time that those investments have been in a continuous loss position:

	Less than 12 months		12 months and greater
	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss
As of December 31, 2025	$-	$-	$27,350	$(305)
	Less than 12 months		12 months and greater
	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss
As of December 31, 2024	$-	$-	$31,944	$(1,355)